REVENUES	9 Months Ended
Sep. 30, 2017
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Sales of solar modules	15,931,074,866	19,412,165,943
Sales of silicon wafers	79,667,980	356,472,986
Sales of solar cells	76,691,566	338,672,041
Sales of recovered silicon materials	860,047	-
Solar system integration projects	181,020,300	-
Revenue from generated electricity	9,820,220	12,993,003
Total	16,279,134,979	20,120,303,973

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	6,086,285,016	8,501,738,100
Outside China
America	5,356,137,566	2,777,222,746
Mexico	116,988,295	1,824,579,599
Brazil	223,624,225	1,299,569,628
India	608,737,132	1,239,407,742
Japan	757,201,152	981,104,967
Turkey	296,017,725	945,425,224
Australia	189,498,975	427,359,819
Jordan	155,576,677	372,373,004
UK	295,302,719	159,318,397
Chile	897,344,142	12,891,683
Rest of the world	1,296,421,355	1,579,313,064
Total	16,279,134,979	20,120,303,973